Earnings per share (Details) - shares	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Earnings Per Share Details Abstract
Issued common shares at beginning of period	67,926,256	57,842,922	64,676,256	56,378,306
Effect of shares issued	509,483	1,429,855	3,068,304	1,792,078
Weighted average number of common shares outstanding – basic	68,435,739	59,272,777	67,744,560	58,170,384
Weighted average number of shares outstanding – b diluted	68,435,739	59,272,777	67,744,560	58,170,384